Taxes on Income (Details) - Schedule of Unrecognized Tax Benefits - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Schedule of Unrecognized Tax Benefits [Abstract]
Beginning of year		$ 394	[1]	$ 1,034
Additions related to tax positions taken during current year		174		312
Reduction related to settlements of tax matters
Reductions for tax positions of prior years				(952)
Balance at December 31	[1]	$ 568		$ 394

[1]	As of December 31, 2023, and 2022, unrecognized tax benefits in an amount of $256 and $130, respectively, were presented as a reduction from deferred taxes.